Basic and diluted earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Basic and diluted earnings (loss) per share
Schedule of basic and diluted earnings (loss) per share

	Year ended December 31,
	2021	2020	2019
Net income (loss) attributable to Vale's stockholders:
Net income from continuing operations	24,736	6,258	324
Loss from discontinued operations	(2,291)	(1,377)	(2,007)
Net income (loss)	22,445	4,881	(1,683)
Thousands of shares
Weighted average number of common shares outstanding	5,012,424	5,129,585	5,127,950
Basic and diluted earnings per share from continuing operations:
Common share (US$)	4.93	1.22	0.06
Basic and diluted loss per share from discontinued operations:
Common share (US$)	(0.46)	(0.27)	(0.39)
Basic and diluted earnings (loss) per share:
Common share (US$)	4.47	0.95	(0.33)